6 ACCRUED EXPENSE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	May 20, 2016
Payables and Accruals [Abstract]
Accrued expenses	$ (685,716)	$ 319,026
Number of shares issued for payroll liabilities			350,000
Amount of payroll liabilities			$ 225,000
Payroll liabilites forgiven			600,000
Amount recorded as additional paid in capital			$ 600,000